Pension and Other Postretirement Plans (Tables)	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Schedule Of Changes In Benefit Obligations During Period
The following table shows the changes in the benefit obligations during 2011 and 2010 for our pension and OPEB plans.

	Pension Plans		OPEB Plans
(Millions)	2011	2010	2011	2010
Benefit obligation, beginning of year	$5,821.2	$5,346.1	$333.3	$330.5
Service cost	—	65.7	.2	.2
Interest cost	312.3	299.5	16.6	17.9
Actuarial loss (gain)	293.6	394.3	(12.5)	10.8
Benefits paid	(296.8)	(284.4)	(24.9)	(26.1)
Benefit obligation, end of year	$6,130.3	$5,821.2	$312.7	$333.3

Schedule Of Fair Value Of Financial Assets For Pension And Postretirement Benefits
The following table reconciles the beginning and ending balances of the fair value of plan assets during 2011 and 2010 for the pension and OPEB plans:

	Pension Plans		OPEB Plans
(Millions)	2011	2010	2011	2010
Fair value of plan assets, beginning of year	$5,243.8	$4,394.9	$66.6	$67.9
Actual return on plan assets	265.8	604.7	1.2	2.0
Employer contributions	84.0	528.6	21.3	22.8
Benefits paid	(296.8)	(284.4)	(24.9)	(26.1)
Fair value of plan assets, end of year	$5,296.8	$5,243.8	$64.2	$66.6

Funded Status
The funded status of our pension and OPEB plans at the measurement date for 2011 and 2010 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2011	2010	2011	2010
Benefit obligation	$(6,130.3)	$(5,821.2)	$(312.7)	$(333.3)
Fair value of plan assets	5,296.8	5,243.8	64.2	66.6
Funded status	$(833.5)	$(577.4)	$(248.5)	$(266.7)

Reconciliation Of Funded Status Table
The amounts in accumulated other comprehensive loss that have not yet been recognized in net periodic benefit cost as of December 31, 2011 and 2010 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2011	2010	2011	2010
Unrecognized prior service credit	$(2.4)	$(2.8)	$(37.1)	$(40.8)
Unrecognized net actuarial losses	2,734.8	2,380.3	86.7	101.7
Amount recognized in accumulated other comprehensive loss	$(2,732.4)	$(2,377.5)	$(49.6)	$(60.9)

Net Amount Of Liabilities Recognized Table
The liabilities recognized on our balance sheets at December 31, 2011 and 2010 for our pension and OPEB plans were comprised of the following:

	Pension Plans		OPEB Plans
(Millions)	2011	2010	2011	2010
Accrued benefit liabilities reflected in other current liabilities	$82.6	$84.6	$24.0	$26.9
Accrued benefit liabilities reflected in other long-term liabilities	750.9	492.8	224.5	239.8
Net amount of liabilities recognized at December 31,	$833.5	$577.4	$248.5	$266.7

Schedule of Net Benefit Costs
Components of the net periodic benefit (income) cost of our tax-qualified noncontributory defined benefit pension plans and OPEB plans for December 31, 2011, 2010 and 2009 were as follows:

	Pension Plans			OPEB Plans
(Millions)	2011	2010	2009	2011	2010	2009
Operating component:
Service cost	$—	$65.7	$48.3	$.2	$.2	$.2
Amortization of prior service cost	(.4)	(1.6)	(2.2)	(3.7)	(3.6)	(3.7)
Curtailment gain	—	(11.9)	—	—	—	—
Total operating component (1)	(.4)	52.2	46.1	(3.5)	(3.4)	(3.5)
Financing component:
Interest cost	312.3	299.5	316.5	16.6	17.9	21.7
Expected return on plan assets	(385.0)	(350.9)	(319.0)	(3.6)	(3.7)	(3.6)
Recognized net actuarial losses	58.3	163.3	215.8	4.9	4.6	3.4
Total financing component (1)	(14.4)	111.9	213.3	17.9	18.8	21.5
Net periodic benefit (income) cost	$(14.8)	$164.1	$259.4	$14.4	$15.4	$18.0

(1)
The operating component of this expense is allocated to our business segments and the financing component is allocated to our Corporate Financing segment.  Our Corporate Financing segment is not a business segment but is added to our business segments to reconcile to our consolidated results.  Refer to Note 19 beginning on page 108 for additional information on our business segments.

Weighted Average Assumptions Table
The weighted average assumptions used to determine net periodic benefit (income) cost in 2011, 2010 and 2009 for the pension and OPEB plans were as follows:

	Pension Plans			OPEB Plans
	2011	2010	2009	2011	2010	2009
Discount rate	5.50%	5.67%	6.89%	5.20%	5.64%	6.92%
Expected long-term return on plan assets	7.50	8.00	8.50	5.50	5.50	5.50
Rate of increase in future compensation levels	N/A	4.51	4.51	—	—	—

Expected Benefits Payments Table

Expected benefit payments, which reflect future employee service, as appropriate, of the pension and OPEB plans to be paid for each of the next five years and in the aggregate for the next five years thereafter at December 31, 2011 were as follows:

(Millions)	Pension Plans	OPEB Plans
2012	$326.8	$24.0
2013	333.5	23.6
2014	341.0	23.4
2015	362.1	23.2
2016	368.6	22.9
2017-2021	1,912.6	106.0

Fair Value Of Plan Assets
Pension Assets with changes in fair value measured on a recurring basis, asset allocation and the target asset allocation presented as a percentage of the total plan assets at December 31, 2011 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total	Actual Allocation	Target Allocation
Debt securities:						37-43%
U.S. government securities	$103.6	$423.9	$—	$527.5	10.3%
States, municipalities and political subdivisions	—	102.4	—	102.4	2.0%
U.S. corporate securities	—	903.5	.1	903.6	17.6%
Foreign securities	—	112.0	—	112.0	2.2%
Residential mortgage-backed securities	—	171.9	—	171.9	3.3%
Commercial mortgage-backed securities	—	37.0	—	37.0	.7%
Other asset-backed securities	—	15.3	.1	15.4	.3%
Redeemable preferred securities	—	11.8	—	11.8	.2%
Total debt securities	103.6	1,777.8	.2	1,881.6	36.6%
Equity securities and common/collective trusts:						43-53%
U.S. Domestic	1,174.2	.2	—	1,174.4	22.8%
International	620.4	—	—	620.4	12.1%
Common/collective trusts	—	774.6	—	774.6	15.1%
Domestic real estate	20.3	—	—	20.3	.4%
Total equity securities and common/collective trusts	1,814.9	774.8	—	2,589.7	50.4%
Other investments:						10-14%
Real estate	—	—	433.2	433.2	8.5%
Other assets	—	—	232.2	232.2	4.5%
Total pension investments (1)	$1,918.5	$2,552.6	$665.6	$5,136.7	100%

(1) Excludes $160.1 million of cash and cash equivalents and other receivables.

Pension Assets with changes in fair value measured on a recurring basis, asset allocation and the target asset allocation presented as a percentage of the total plan assets at December 31, 2010 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total	Actual Allocation	Target Allocation
Debt securities:						28-38%
U.S. government securities	$232.7	$30.0	$—	$262.7	5.2%
States, municipalities and political subdivisions	—	70.8	—	70.8	1.4%
U.S. corporate securities	—	673.3	—	673.3	13.2%
Foreign securities	—	76.1	—	76.1	1.5%
Residential mortgage-backed securities	—	296.0	.7	296.7	5.8%
Commercial mortgage-backed securities	—	37.5	—	37.5	.7%
Other asset-backed securities	—	36.1	—	36.1	.7%
Redeemable preferred securities	—	2.2	—	2.2	—%
Total debt securities	232.7	1,222.0	.7	1,455.4	28.5%
Equity securities and common/collective trusts:						48-58%
U.S. Domestic	1,281.1	1.8	—	1,282.9	25.1%
International	871.5	—	—	871.5	17.1%
Common/collective trusts	—	866.3	—	866.3	17.0%
Domestic real estate	31.8	—	—	31.8	.6%
Total equity securities and common/collective trusts	2,184.4	868.1	—	3,052.5	59.8%
Other investments:						10-18%
Real estate	—	—	395.3	395.3	7.7%
Other assets	—	.3	203.6	203.9	4.0%
Total pension investments (1)	$2,417.1	$2,090.4	$599.6	$5,107.1	100.0%

(1) Excludes $136.7 million of cash and cash equivalents and other receivables.

Schedule of changes in the fair value of level three plan assets by asset category
The changes in the balances of Level 3 Pension Assets during 2011 were as follows:

	2011
	Real Estate	Other	Total
Beginning balance	$395.3	$204.3	$599.6
Actual return on plan assets	49.4	14.9	64.3
Purchases, sales and settlements	(11.5)	13.9	2.4
Transfers out of Level 3	—	(.7)	(.7)
Ending balance	$433.2	$232.4	$665.6

The changes in the balances of Level 3 Pension Assets during 2010 were as follows:

	2010
	Real Estate	Other	Total
Beginning balance	$353.0	$151.4	$504.4
Actual return on plan assets	54.0	12.4	66.4
Purchases, sales and settlements	(11.7)	40.5	28.8
Transfers out of Level 3	—	—	—
Ending balance	$395.3	$204.3	$599.6

Asset Allocation And Target Asset Allocation Table
The actual and target asset allocation of the OPEB plans used at December 31, 2011 and 2010 presented as a percentage of total plan assets, were as follows:

		Target		Target
(Millions)	2011	Allocation	2010	Allocation
Equity securities	9%	5-15%	8%	5-15%
Debt securities	87%	80-90%	90%	80-90%
Real estate/other	4%	0-10%	2%	0-10%